CONTRACT BALANCES - Remaining performance obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
CONTRACT BALANCES
Revenue expected to be recognized	¥ 3,758,033
Minimum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Maximum
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	8 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue expected to be recognized	¥ 1,206,233
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue expected to be recognized	¥ 867,017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue expected to be recognized	¥ 498,930
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue expected to be recognized	¥ 391,759
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue expected to be recognized	¥ 323,025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
CONTRACT BALANCES
Period over which remaining performance obligations are expected to be recognized as revenue	3 years
Revenue expected to be recognized	¥ 471,069